Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities recorded at fair value on a recurring basis
		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2016
Assets:
U.S. government and federal agency obligations	$13,364	$0	13,364	$0
Government sponsored enterprises	32,459	0	32,459	0
Obligations of states and political subdivisions	42,032	0	42,032	0
Mortgage-backed securities	126,657	0	126,657	0
Mortgage servicing rights	2,584	0	0	2,584
Total	$217,096	$0	$214,512	$2,584

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2015
Assets:
Government sponsored enterprises	$73,497	$0	73,497	$0
Obligations of states and political subdivisions	32,706	0	32,706	0
Mortgage-backed securities	128,851	0	128,851	0
Mortgage servicing rights	2,847	0	0	2,847
Total	$237,901	$0	$235,054	$2,847

Schedule of summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis
(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Mortgage Servicing Rights
Balance at December 31, 2014	$2,762
Total gains or losses (realized/unrealized):
Included in earnings	(301)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	386
Settlements	0
Balance at December 31, 2015	$2,847
Total gains or losses (realized/unrealized):
Included in earnings	(529)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	266
Settlements	0
Balance at December 31, 2016	$2,584

Schedule of quantitative Information about Level 3 Fair Value Measurements
	Quantitative Information about Level 3 Fair Value Measurements
	Valuation Technique	Unobservable Inputs	Input Value
			2016	2015
Mortgage servicing rights	Discounted cash flows	Weighted-Average Constant Prepayment Rate	10.68%	9.58%
		Weighted-Average Note Rate	3.85%	3.92%
		Weighted-Average Discount Rate	9.69%	9.16%
		Weighted-Average Expected Life (in years)	5.60	5.90

Schedule of valuation methods for instruments measured at fair value on a nonrecurring basis
	Fair Value Measurements Using
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) *
December 31, 2016
Assets:
Impaired loans:
Commercial, financial, & agricultural	$584	$0	$0	$584	$(421)
Real estate construction - residential	0	0	0	0	0
Real estate construction - commercial	42	0	0	42	0
Real estate mortgage - residential	3,602	0	0	3,602	(316)
Real estate mortgage - commercial	1,641	0	0	1,641	(257)
Consumer	81	0	0	81	(35)
Total	$5,950	$0	$0	$5,950	$(1,029)
Other real estate owned and repossessed assets	$14,162	$0	$0	$14,162	$25

December 31, 2015
Assets:
Impaired loans:
Commercial, financial, & agricultural	$272	$0	$0	$272	$(920)
Real estate construction - residential	0	0	0	0	0
Real estate construction - commercial	87	0	0	87	(10)
Real estate mortgage - residential	3,336	0	0	3,336	(567)
Real estate mortgage - commercial	369	0	0	369	(322)
Consumer	125	0	0	125	(66)
Total	$4,189	$0	$0	$4,189	$(1,885)
Other real estate owned and repossessed assets	$15,992	$0	$0	$15,992	$118
*     Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.